Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2025
Income Taxes [Line Items]
Percentage of tax rate					24.00%	24.00%
Tax provision (in Dollars)	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0
Percentage of effective tax rate	0.00%	0.00%	0.00%	0.00%
Net operating losses carry forward (in Dollars)	$ 20,300,000		$ 20,300,000		$ 18,300,000	$ 1,200,000	20,300,000
Allowance on deferred tax assets percent					(24.00%)	(24.00%)
Deferred tax assets on net operating losses (in Dollars)	4,876,038		$ 4,876,038		$ 4,406,475	$ 281,694	4,876,038
Percentage of recognized tax benefit			50.00%		50.00%
USA [Member]
Income Taxes [Line Items]
Percentage of tax rate			21.00%		21.00%
Malaysia [Member]
Income Taxes [Line Items]
Percentage of tax rate			24.00%		24.00%
Term of net operating loss					10 years
Allowance on deferred tax assets percent			100.00%		100.00%
Deferred tax assets on net operating losses (in Dollars)	$ 4,900,000		$ 4,900,000		$ 4,500,000	$ 200,000	$ 4,900,000